ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Payroll and welfare payable	$ 3,333	$ 3,124
Grants related to land use right	2,474	2,543
Payable to clinical study service	2,351	1,014
Payable to professional consulting service	1,365	1,023
Payable to sales and marketing services	1,417	1,985
Dividends, interest and loan principal payable to Wuxi LP, current (Note 12)	1,849	753
Lease liabilities-current (Note 5)	$ 1,221	$ 728
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other current liabilities	Accrued and other current liabilities
Other	$ 1,334	$ 1,118
Accrued and other current liabilities	15,344	12,288
Profit-sharing liability to Juventas (Note 3)	11,821	11,821
Dividends and interest payable to Wuxi LP, non current (Note 12)	1,015	2,045
Lease liabilities-noncurrent	$ 2,535	$ 1,616
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Other Liabilities	$ 15,371	$ 15,482